Significant Accounting Policies - Other (Income) and Expense (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies
Foreign currency transaction losses/(gains)		$ (643)	$ (204)	$ 114
(Gains)/losses on derivative instruments		225	205	(101)
Interest income		(162)	(52)	(105)
Net (gains)/losses from securities and investment assets		278	(133)	(22)
Retirement-related costs/(income)		6,548	1,282	1,073
Other		(443)	(225)	(156)
Total other (income) and expense		5,803	$ 873	$ 802
Pension settlement charge	$ 5,900	$ 5,894